Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables
Trade receivables from non-related parties	€ 26,802	€ 17,635	€ 18,424
Contract assets	8,880	19,999	843
Receivables from related parties	592
Other receivables	3,158	600	1,106
Trade and Other Receivables	€ 39,432	€ 38,234	€ 20,373